Accounts payable and accrued expenses: (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Accounts payable and accrued expenses:
Suppliers	$ 306,547	$ 307,068
Taxes payable	664,334	574,311
Use rights of assets under concession	455,125	575,598
Accounts payable to related parties	178,294	169,696
Lease payable	22,367	23,547
Salaries payable	221,328	187,209
Sundry creditors for services provided	929,483	915,873
Accounts payable to contractors	26,811	61,202
Total	$ 2,804,289	$ 2,814,504